COMMISSIONS AND FEES (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
COMMISSIONS AND FEES
Spread fees	¥ 0	$ 42,210	¥ 274,630	¥ 932,273	¥ 710,799
Trading commissions, net	0	288,296	1,875,740	1,517,394	191,846
Overnight fees, net	0	4,227	27,501	97,376	88,053
Securities advisory fee		3,182	20,704
Total		$ 337,915	2,198,575	2,547,043	990,698
Total customer rebates recognized			108,830	255,640	¥ 166,890
Customer rebates payable	¥ 0		¥ 0	¥ 25,594